Junior Subordinated Deferrable Interest Debentures (Details)				12 Months Ended
	Jul. 29, 2015 USD ($)	Dec. 24, 2014 USD ($)	Feb. 11, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Junior subordinated deferrable interest debentures, major types of business trusts
Number of statutory business trusts issuing trust preferred securities | item				6
Junior subordinated deferrable interest debentures				$ 161,416,000	$ 175,416,000
Maximum number of consecutive quarterly period available for deferral of interest payment on Trusts VI, VII, VIII, IX, X, XI and XII | item				20
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum				25.00%
Percentage of capital securities issued by trust qualifying as Tier II capital, minimum				25.00%
Capital securities issued by the trust, qualifying as Tier I capital				$ 161,416,000	$ 175,416,000
Trust VI
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures				25,774,000
Trust VII
Junior subordinated deferrable interest debentures, major types of business trusts
Redemption price discount (as a percent)			6.00%
Retirement of capital securities			$ 10,310,000
Trust VIII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures				25,774,000
Trust IX
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures				41,238,000
Trust X
Junior subordinated deferrable interest debentures, major types of business trusts
Retirement of capital securities	$ 13,000,000
Junior subordinated deferrable interest debentures	34,021,000			$ 21,021,000
Trust X and XI
Junior subordinated deferrable interest debentures, major types of business trusts
Redemption price discount (as a percent)				24.50%
Trust XI
Junior subordinated deferrable interest debentures, major types of business trusts
Redemption price discount (as a percent)		23.60%
Retirement of capital securities	1,000,000	$ 5,000,000
Junior subordinated deferrable interest debentures	$ 27,900,000	$ 32,900,000		$ 26,990,000
Trust XII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures				$ 20,619,000